SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Operating lease commitments	$ 1,420		$ 70
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Operating lease commitments	348		48
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Operating lease commitments	$ 1,072		$ 22